Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Operations

Note 1. Nature of Operations

Company and Background

Momentus Inc. (“Momentus” or the “Company”) was incorporated in the State of Delaware on May 16, 2017, and is headquartered in Santa Clara, California. The Company plans to offer in-space infrastructure services that can be instrumental to enabling the commercialization of space. The Company plans to partner with launch providers and seeks to offer a range of in-space services, including transportation services, satellite-as-a-service and in-orbit services. The Company’s vehicles will be equipped with a propulsion system (microwave electrothermal thruster) which uses water as a propellant.

On October 7, 2020, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Stable Road Acquisition Corp. (“SRAC”), a publicly listed special purpose acquisition company, Project Marvel First Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of SRAC (“First Merger Sub”), and Project Marvel Second Merger Sub, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of SRAC (“Second Merger Sub”), pursuant to which the First Merger Sub will merge with and into the Company with the Company as the surviving corporation of the First Merger Sub, and immediately following which the surviving corporation will merge with and into the Second Merger Sub, with the Second Merger Sub as the surviving entity (the “Business Combination”). Following the closing of the Business Combination, SRAC will be renamed Momentus Inc. and such combined operating company (the “Combined Company”) would continue to have its Class A common stock and public warrants listed on The Nasdaq Stock Market LLC (“Nasdaq”) and trade under the ticker symbols “MNTS” and “MNTSW”, respectively. Prior to the signing of the Merger Agreement, the Merger Agreement and the transactions contemplated were unanimously approved by the Board of Directors of the Company and SRAC. Closing of the transactions contemplated by the Merger Agreement are subject to the approval by the stockholders of the Company and the SRAC’s stockholders, among other closing conditions.

The Merger Agreement was further amended on March 5, 2021, April 6, 2021 and June 29, 2021, respectively, such that the aggregate merger consideration payable to the holders of Momentus equity interests (including convertible securities) will be paid in shares of the newly issued Combined Company Class A common stock (or securities exercisable for Combined Company Class A common stock) having a value equal to $566,600,000 subject to certain adjustments as set forth in the Merger Agreement as amended.

Note 1. Nature of Operations

Company and Background

Momentus Inc. (“Momentus” or the “Company”) was incorporated in the State of Delaware on May 16, 2017, and is headquartered in Santa Clara, California. The Company is a first mover in offering in-space infrastructure services that will be important to enable the commercialization of space. The Company plans to partner with launch providers and seeks to offer a range of in-space services, including transportation services, satellite-as-a-service and in-orbit services. The Company’s vehicles will be equipped with new electric propulsion system (microwave electrothermal) which uses water as a propellant.

On October 7, 2020, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Stable Road Acquisition Corp. (“SRAC”), a publicly listed special purpose acquisition company, Project Marvel First Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of SRAC (“First Merger Sub”), and Project Marvel Second Merger Sub, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of SRAC (“Second Merger Sub”) , pursuant to which the First Merger Sub will merge with and into the Company with the Company as the surviving corporation of the First Merger Sub, and immediately following which the surviving corporation will merge with and into the Second Merger Sub, with the Second Merger Sub as the surviving entity (the “Business Combination”). Following the closing of the Business Combination, SRAC will be renamed Momentus Inc. and such combined operating company would continue to have its Class A common stock and public warrants listed on Nasdaq and trade under the ticker symbols “MNTS” and “MNTSW”, respectively. Prior to the signing of the Merger Agreement, the Merger Agreement and the transactions contemplated were unanimously approved by the Board of Directors of the Company and SRAC. Closing of the transactions contemplated by the Merger Agreement are subject to the approval by the stockholders of the Company and the SRAC’s stockholders, among other closing conditions.